SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH SEPTEMBER 2000

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)


                                  Approx Asset
Date           Number    Price   Value or Approx        Seller
Each   Ident   Shrs      Per      Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share   at Time of Purch       Broker

09-01    GF     4900    13.7908      17.10            Weeden & Co.
09-05   " "     4900    13.7219      17.15              " "
09-06   " "     5500    13.6648      16.96              " "
09-07   " "     3800    13.7122      16.86              " "
09-08   " "     4000    13.6250      16.71              " "
09-11   " "     3900    13.4359      16.53              " "
09-12   " "     4000    13.2234      16.54              " "
09-13   " "     5000    13.1563      16.26              " "
09-14   " "     4300    13.3706      16.36              " "
09-15   " "     5600    13.2366      16.32              " "
09-18   " "     4000    12.7813      15.80              " "
09-19   " "     3500    12.5393      15.57              " "
09-20   " "     4900    12.4745      15.26              " "
09-21   " "     4900    12.1875      14.89              " "
09-22   " "     4700    12.2500      15.28              " "
09-25   " "     6000    12.2500      15.50              " "
09-26   " "     5800    12.2263      15.51              " "
09-27   " "     6000    12.3031      15.63              " "
09-28   " "     4200    12.2500      15.64              " "
09-29   " "     5800    12.2931      15.75              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          10/03/00